RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
The Plan invests in shares of the Company's common stock through the InterDigital Stock Fund. Transactions in such investments qualify as party-in-interest transactions that are exempt from the prohibited transaction rules. Total sales at market value related to InterDigital common stock for 2025 and 2024 were $635,532 and $1,978,742, respectively. Total contributions into InterDigital common stock for 2025 and 2024 were $70,955 and $26,472, respectively. Transamerica is the recordkeeper of the Plan and therefore qualifies as a party-in-interest. As of December 31, 2025 and 2024, the Plan held $283,252 and $169,848, respectively, of cash with State Street Bank & Trust Company, which is the trustee of the Plan and qualifies as a party-in-interest. Notes receivable from participants, which qualify as party-in-interest transactions, as of December 31, 2025 and 2024 were $192,900 and $161,122, respectively, and accrue at interest rates between 4.25% and 9.50%.